STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of significant accounting policies
Reversal of impairment loss	$ 0	$ 0	$ 0
Capitalisation of borrowing cost	$ 1,400	$ 1,100
Vesting period	3 years
Contractual obligations related to its non-cancelable leases and drilling rig contracts	$ 2,400
Bottom of range
Statement of significant accounting policies
Asset depreciation (as a percent)	5.00%
Measurement period	1 year
Top of range
Statement of significant accounting policies
Asset depreciation (as a percent)	33.00%
Measurement period	3 years